INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of income tax [Abstract]
Deferred tax liability at the beginning of the year	$ 0	$ 0	$ 0
Tax (expense) relating to the loss from continuing operations	(55)	(72)	(106)
Tax recovery relating to components of other comprehensive loss	55	72	106
Tax recovery recorded in deficit	0	0	0
Deferred tax liability at the end of the year	$ 0	$ 0	$ 0